ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions					1 Months Ended			2 Months Ended	12 Months Ended
		Jun. 07, 2021	May 24, 2021	May 12, 2021	Apr. 30, 2023	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Jun. 13, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									$ 26,391		$ 21,673		$ 22,177
Other comprehensive income (loss)									148		260		(62)
Issue of equity									13	[1]	2,974	[2]	9	[3]
Issuance of class A shares of BIPC						$ 134	$ 502	$ 1,140					0	[3],[4]
Balance as									25,554		26,391		21,673
Tax rate effect from change in tax rate			19.00%
Changes in tax rates or the imposition of new taxes									(6)		188		41
Changes in tax rates or tax laws enacted or announced
Disclosure of analysis of other comprehensive income by item [line items]
Tax rate effect from change in tax rate					25.00%
Canadian district energy operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax		$ 9
Disposal of ownership interest, percentage		25.00%
U.S. district energy operation
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage		40.00%
U.K. regulated distribution operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 12
UK, Canada and US Operations
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				$ 416
North American container terminal operation
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax									$ 142
Disposal of ownership interest, percentage									49.00%						19.00%
Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Changes in tax rates or the imposition of new taxes									$ 178
Increase (decrease) in accumulated deferred tax recognised in other comprehensive income due to change in tax rate									90
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									5,702		4,233		5,048
Other comprehensive income (loss)									237		138		(11)
Issue of equity									13	[1]	545	[2]	9	[3]
Issuance of class A shares of BIPC	[3],[4]												(441)
Balance as									5,372		5,702		4,233
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									323	[5]	452	[6]	473	[7]
Other comprehensive income (loss)									237	[5]	138	[6]	(11)	[7]
Issuance of BIPC exchangeable LP units, value											(2)
Other items									(79)		(265)
Issuance of class A shares of BIPC											(1)		18	[3],[4],[7]
Balance as									481	[5]	323	[5]	452	[6]
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									673		1,015
Other comprehensive income (loss)									101		31
Issuance of BIPC exchangeable LP units, value											(108)
Other items									0		(265)
Issuance of class A shares of BIPC											(3)
Balance as									774		673		1,015
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(1,463)		(1,562)
Other comprehensive income (loss)									(285)		(168)
Issuance of BIPC exchangeable LP units, value											267
Other items									7		0
Issuance of class A shares of BIPC											5
Balance as									(1,741)		(1,463)		(1,562)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									27		37
Other comprehensive income (loss)									88		(2)
Issuance of BIPC exchangeable LP units, value											(8)
Other items									0		0
Issuance of class A shares of BIPC											(2)
Balance as									115		27		37
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									56		(14)
Other comprehensive income (loss)									31		59
Issuance of BIPC exchangeable LP units, value											11
Other items									0		0
Issuance of class A shares of BIPC											(1)
Balance as									87		56		(14)
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									125		39
Other comprehensive income (loss)									0		98
Issuance of BIPC exchangeable LP units, value											(12)
Other items									0		0
Issuance of class A shares of BIPC											1
Balance as									125		125		39
Limited Partners | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(10)		(36)
Other comprehensive income (loss)									13		21
Issuance of BIPC exchangeable LP units, value											5
Other items									0		0
Issuance of class A shares of BIPC											0
Balance as									3		(10)		(36)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									915		973
Other comprehensive income (loss)									289		99
Issuance of BIPC exchangeable LP units, value											(157)
Other items									(86)		0
Issuance of class A shares of BIPC											(1)
Balance as									1,118		915		973
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									31		19		24
Other comprehensive income (loss)													(1)
Issuance of class A shares of BIPC	[3],[4]												(2)
Balance as									27		31		19
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									2		3
Other comprehensive income (loss)									0		0
Balance as									2		2		3
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									4		7
Other comprehensive income (loss)									0		0
Balance as									4		4		7
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(8)		(12)
Other comprehensive income (loss)									(1)		(1)
Balance as									(9)		(8)		(12)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		2
Other comprehensive income (loss)									0		0
Balance as									0		0		2
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		1
Other comprehensive income (loss)									0		0
Balance as									0		0		1
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1		0
Other comprehensive income (loss)									0		0
Balance as									1		1		0
General Partner | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Balance as									0		0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									5		5
Other comprehensive income (loss)									1		1
Balance as									6		5		5
Non-controlling Interest - Redeemable Partnership Units
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									2,408		1,687		2,039
Other comprehensive income (loss)									107		58		(7)
Issue of equity	[2]										400
Issuance of class A shares of BIPC	[3],[4]												(183)
Balance as									2,263		2,408		1,687
Non-controlling Interest - Redeemable Partnership Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									137		209
Other comprehensive income (loss)									107		58
Issuance of BIPC exchangeable LP units, value											(21)
Other items									(34)		(109)
Balance as									210		137		209
Non-controlling Interest - Redeemable Partnership Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									283		438
Other comprehensive income (loss)									43		13
Issuance of BIPC exchangeable LP units, value											(59)
Other items									0		(109)
Balance as									326		283		438
Non-controlling Interest - Redeemable Partnership Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(616)		(647)
Other comprehensive income (loss)									(112)		(68)
Issuance of BIPC exchangeable LP units, value											99
Other items									2		0
Balance as									(726)		(616)		(647)
Non-controlling Interest - Redeemable Partnership Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									12		17
Other comprehensive income (loss)									37		(1)
Issuance of BIPC exchangeable LP units, value											(4)
Other items									0		0
Balance as									49		12		17
Non-controlling Interest - Redeemable Partnership Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									24		(9)
Other comprehensive income (loss)									12		25
Issuance of BIPC exchangeable LP units, value											8
Other items									0		0
Balance as									36		24		(9)
Non-controlling Interest - Redeemable Partnership Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									53		13
Other comprehensive income (loss)									0		40
Issuance of BIPC exchangeable LP units, value											0
Other items									0		0
Balance as									53		53		13
Non-controlling Interest - Redeemable Partnership Units | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(6)		(12)
Other comprehensive income (loss)									5		8
Issuance of BIPC exchangeable LP units, value											(2)
Other items									0		0
Balance as									(1)		(6)		(12)
Non-controlling Interest - Redeemable Partnership Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									387		409
Other comprehensive income (loss)									122		41
Issuance of BIPC exchangeable LP units, value											(63)
Other items									(36)		0
Balance as									473		387		409
Non-controlling interest— BIPC exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									77		62
Other comprehensive income (loss)									60		30
Issuance of BIPC exchangeable LP units, value											27
Other items									(19)		(42)
Balance as									118		77		62
Non-controlling interest— BIPC exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									161		27
Other comprehensive income (loss)									25		11
Issuance of BIPC exchangeable LP units, value											165
Other items									0		(42)
Balance as									186		161		27
Non-controlling interest— BIPC exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(351)		28
Other comprehensive income (loss)									(65)		(31)
Issuance of BIPC exchangeable LP units, value											(348)
Other items									1		0
Balance as									(415)		(351)		28
Non-controlling interest— BIPC exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									7		(6)
Other comprehensive income (loss)									21		0
Issuance of BIPC exchangeable LP units, value											13
Other items									0		0
Balance as									28		7		(6)
Non-controlling interest— BIPC exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									13		22
Other comprehensive income (loss)									7		10
Issuance of BIPC exchangeable LP units, value											(19)
Other items									0		0
Balance as									20		13		22
Non-controlling interest— BIPC exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									30		5
Other comprehensive income (loss)									0		15
Issuance of BIPC exchangeable LP units, value											10
Other items									0		0
Balance as									30		30		5
Non-controlling interest— BIPC exchangeable shares | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(2)		(3)
Other comprehensive income (loss)									3		4
Issuance of BIPC exchangeable LP units, value											(3)
Other items									0		0
Balance as									1		(2)		(3)
Non-controlling interest— BIPC exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									219		(11)
Other comprehensive income (loss)									69		21
Issuance of BIPC exchangeable LP units, value											209
Other items									(20)		0
Balance as									268		219		(11)
Non-controlling Interest - Exchange LP Units, equity | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									4		5
Other comprehensive income (loss)									2		1
Issue of equity											(2)
Balance as									6		4		5
Non-controlling Interest - Exchange LP Units, equity | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									10		4
Other comprehensive income (loss)									1		1
Issue of equity											5
Balance as									11		10		4
Non-controlling Interest - Exchange LP Units, equity | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									(24)		(1)
Other comprehensive income (loss)									(4)		(1)
Issue of equity											(22)
Balance as									(28)		(24)		(1)
Non-controlling Interest - Exchange LP Units, equity | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1		0
Other comprehensive income (loss)									1		0
Issue of equity											1
Balance as									2		1		0
Non-controlling Interest - Exchange LP Units, equity | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1		0
Other comprehensive income (loss)									0		0
Issue of equity											1
Balance as									1		1		0
Non-controlling Interest - Exchange LP Units, equity | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									1		0
Other comprehensive income (loss)									0		0
Issue of equity											1
Balance as									1		1		0
Non-controlling Interest - Exchange LP Units, equity | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									0		0
Other comprehensive income (loss)									0		0
Issue of equity											0
Balance as									0		0		0
Non-controlling Interest - Exchange LP Units, equity | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as									15		2
Other comprehensive income (loss)									4		1
Issue of equity											12
Balance as									$ 19		$ 15		$ 2

[1]	Refer to Note 28, Partnership Capital.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 28, Partnership Capital.
[4]	Refer to Note 1, Organization and Description of the Business.
[5]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[6]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).
[7]	Refer to Note 29, Accumulated Other Comprehensive Income (Loss).